CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance costs related to royalty purchase and sale agreement	$ 1.0